================================================================================


Dear Shareholders:

   On December 4, 1997 Charles W.Steadman, Chairman of the Board of Trustees and President, passed away. Paul F. Wagner, Trustee of the Fund, was appointed Chairman and Principal Executive Officer and Max Katcher, Executive Vice President, was appointed President, positions formerly held by Mr. Steadman.

   The Annual Report, dated June 30, 1997, disclosed that management proposed your Fund would be merged with two other Steadman Funds into the Steadman Associated Fund, which would change to a closed-end investment company whose name would change to Steadman Security Trust. Subsequent to this disclosure, the decision was made to have the recently named Steadman Security Trust operate as an open-end investment company as disclosed in footnotes No. 6 of this Semi-Annual Report. The proxy statement and prospectus you received describes the purpose and reasons why management has undertaken this endeavor. It is expected that the merger will be effected in the near future.




                                            Sincerely,

                                            /s/ Max Katcher

                                            Max Katcher
                                            President


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

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                         This Page Intentionally Blank


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

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                        STEADMAN AMERICAN INDUSTRY FUND
                           Portfolio of Investments
                               December 31, 1997
                                  (Unaudited)

                                                                                                      Value
                                                                                    Shares           (Note 1)
                                                                                  ----------    -------------
                  COMMON STOCKS -- 100%
Air Transportation -- 11.2%
      Alaska Air Group, Inc...............................................          2,000        $     77,500
                                                                                                 ------------
                                                  Total Air Transportation                             77,500
                                                                                                 ------------
Computer Peripherals -- 12.1%
      Cisco Systems (a)...................................................          1,500              83,625
                                                                                                 ------------
                                                Total Computer Peripherals                             83,625
                                                                                                 ------------
Insurance Services -- 23.4%
    Travelers Group Inc...................................................          3,000             161,625
                                                                                                 ------------
                                                  Total Insurance Services                            161,625
                                                                                                 ------------
Motor Vehicles-- 28.2%
    Ford Motor Co.........................................................          4,000             194,750
                                                                                                 ------------
                                                      Total Motor Vehicles                            194,750
                                                                                                 ------------
Semiconductors -- 7.2%
    Intel Corp. Warrants (a)..............................................          1,000              49,468
                                                                                                 ------------
                                                      Total Semiconductors                             49,468
                                                                                                 ------------
Telecom Services -- 6.9%
       Champion Technology Holdings LTD...................................        100,000              48,000
                                                                                                 ------------
                                                    Total Telecom Services                             48,000
                                                                                                 ------------
Telephone Services -- 11.0%
       Worldcom, Inc......................................................          2,500              75,625
                                                                                                 ------------
                                                  Total Telephone Services                             75,625
                                                                                                 ------------

                                                                                                 ------------
     Total Portfolio of Investments (Cost $569,351).......................                       $    690,593
                                                                                                 ============

(a) Non-income producing security



   The accompanying notes are an integral part of the financial statements.


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

================================================================================

                        STEADMAN AMERICAN INDUSTRY FUND
                      Statement of Assets and Liabilities
                               December 31, 1997
                                  (Unaudited)



Assets:
      Investments at value (Cost $569,351) (Note 1)............ $       690,593
      Receivable for securities sold...........................             -0-
      Interest receivable......................................           1,103
      Cash and cash equivalents (Note 1).......................         176,839
                                                                ---------------
         Total assets..........................................         868,535
                                                                ---------------

Liabilities:
      Accounts payable and accrued expenses....................          15,665
      Investment advisory and service fees payable (Note 4)....          11,834
      Other payable to affiliate (Note 4)......................           3,934
      Payable for Trust shares redeemed........................           2,814
                                                                ---------------
         Total liabilities.....................................          34,247
                                                                ---------------

Net Assets..................................................... $       834,288
                                                                ===============

Net assets consist of:
      Accumulated net investment loss.......................... $    (4,350,486)
      Unrealized appreciation of investments...................         121,242
      Accumulated net realized losses plus distributions
         from realized gains...................................        (626,467)
      Capital paid in less distributions since inception.......       5,689,999
                                                                ---------------
                                                                $       834,288
                                                                ===============

Net asset value, offering price and redemption price per share
     ($834,288/1,177,795 shares of no par value trust shares).. $           .71
                                                                ===============


   The accompanying notes are an integral part of the financial statements.

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

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                        STEADMAN AMERICAN INDUSTRY FUND
                            Statement of Operations
                           for the six months ended
                               December 31, 1997
                                  (Unaudited)

Investment Income:
     Dividends.................................................................   $    4,500
     Interest..................................................................        3,814
                                                                                  ----------
            Total income.......................................................                    $    8,314
                                                                                                   ----------

Expenses:
     Shareholder servicing fee (Note 4)........................................       68,850
     Proposed merger expense (Note 6)..........................................       14,489
     Salaries and employee benefits (Note 4)...................................       25,167
     Professional fees.........................................................        8,265
     Reports to shareholders...................................................        6,264
     Investment advisory fee (Note 4)..........................................        4,994
     Rent......................................................................        3,662
     Computer services.........................................................        2,653
     Miscellaneous.............................................................        3,007
     Custodian fees............................................................        1,500
                                                                                  ----------
      Total expenses...........................................................                       138,851
                                                                                                   ----------
     Net investment loss.......................................................                      (130,537)
                                                                                                   ----------

Realized and Unrealized Gain (Loss) on Investments  (Notes 1 and 3):
     Net realized gain from investment transactions............................                       324,746
     Change in unrealized appreciation/depreciation of investments.............                      (198,572)
                                                                                                   ----------
     Net gain on investments...................................................                       126,174
                                                                                                   ----------
     Net decrease in net assets resulting from operations......................                    $   (4,363)
                                                                                                   ==========

   The accompanying notes are an integral part of the financial statements.

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

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                         STEADMAN AMERICAN INDUSTRY FUND
                       Statements of Changes in Net Assets

                                                                For the 6 months
                                                                     ended          For the year      For the year
                                                                  December 31,     ended June 30,    ended June 30,
                                                                     1997/(1)/          1997              1996
                                                                ----------------   --------------    --------------
Decrease in net assets from operations:
   Net investment loss.........................................     $(130,537)       $  (301,308)       $ (294,205)
   Net realized gain (loss) from investment transactions.......       324,746              8,916            73,821
   Change in unrealized appreciation/depreciation..............      (198,572)           300,735           (10,496)
                                                                    ----------       ------------       -----------
       Net Increase (decrease) in net assets resulting
       from operations.........................................        (4,363)             8,343          (230,880)

Decrease in net assets from trust share transactions (Note 2)..      (137,446)           (40,054)         (102,199)
                                                                    ----------       ------------       -----------
       Decrease in net assets..................................      (141,809)           (31,711)         (333,079)

Net assets at beginning of period..............................       976,097          1,007,808         1,340,887
                                                                    ----------       ------------       -----------
Net assets at end of period, including accumulated net
       investment loss of $4,350,486, $4,219,949
       and $3,918,641 respectively.............................      $834,288        $   976,097        $1,007,808
                                                                    ==========       ============       ============


(1) Unaudited





   The accompanying notes are an integral part of the financial statements.



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

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                         STEADMAN AMERICAN INDUSTRY FUND

                              Financial Highlights


                                               For the 6 months     For the year   For the year     For the period
                                                     ended              ended          ended       February 1, 1995
                                               December 31/(1)/        June 30        June 30       through June 30

                                               ---------------      ------------   ------------    ----------------
                                                     1997                1997           1996             1995*
                                               ---------------      ------------   ------------    ----------------
Per Share Operating Performance:
   Net asset value, beginning of period.......      $.72                 $.72           $.88              $.96
                                               ---------------      ------------   ------------    ----------------
   Net investment loss........................      (.11)                (.33)          (.41)             (.12)
      Net realized and unrealized
      gain (loss) on investments..............       .10                  .33            .25               .04
                                               ---------------      ------------   ------------    ----------------
      Total from investment operations........      (.01)                  --           (.16)             (.08)
                                               ---------------      ------------   ------------    ----------------
   Net asset value, end of period.............      $.71                 $.72           $.72              $.88
                                               ===============      ============   ============    ================
Ratios/Supplemental Data:
   Total return...............................     (2.78)%**              .5%         (18.48)%          (20.01)%**
   Ratio of expenses to average net assets....     28.0%**              31.07%         24.61%            24.62%**
   Ratio of net investment loss to average
         net assets...........................    (26.31)%**           (28.77)%       (24.10)%          (22.86)%**
   Portfolio turnover rate....................     91.54%**               128%           339%              617%**
   Net assets, end of period (in thousands)...      $834                 $976         $1,008            $1,341

                                                         For the years ended January 31
                                                 ----------------------------------------------
                                                    1995             1994              1993
                                                 ----------------------------------------------
Per Share Operating Performance:
   Net asset value, beginning of period.......    $ 1.65           $ 1.50             $ 1.54
                                                 ----------------------------------------------
   Net investment loss........................      (.26)            (.24)              (.19)
      Net realized and unrealized
      gain (loss) on investments..............      (.43)             .39                .15
                                                 ----------------------------------------------
      Total from investment operations........      (.69)             .15               (.04)
                                                 ----------------------------------------------
   Net asset value, end of period.............    $  .96           $ 1.65             $ 1.50
                                                 ==============================================
Ratios/Supplemental Data:
   Total return...............................    (41.82)%          10.00%             (2.60)%
   Ratio of expenses to average net assets....     17.69%           12.66%             14.83%
   Ratio of net investment loss to average
         net assets...........................    (15.63)%         (11.40)%           (13.52)%
   Portfolio turnover rate....................       289%             134%               221%
   Net assets, end of period (in thousands)...    $1,472           $2,627             $2,496

(1) Unaudited
*The Fund's fiscal year-end was changed to June 30.
** Annualized







    The accompanying notes are an integral part of the financial statements.


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                         STEADMAN AMERICAN INDUSTRY FUND


Notes to Financial Statements

1. Significant accounting policies
   Steadman American Industry Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents
   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation
    Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked price.

Security transactions and investment income
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes
   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.


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

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                         STEADMAN AMERICAN INDUSTRY FUND

2. Trust shares
   The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                        For the 6 months              For the year               For the year
                                     ended December 31, 1997       ended June 30, 1996        ended June 30, 1996
                                     -----------------------       -------------------        -------------------
                                      Shares        Amount         Shares       Amount        Shares        Amount
                                      ------        ------         ------       ------        ------        ------
   Shares sold...................        --0--   $     --0--         --0--    $   --0--          --0--    $    --0--
   Shares redeemed...............    (169,019)     (137,446)      (51,675)     (40,054)      (117,686)     (102,199)
                                    ----------   -----------    ----------    ---------     ----------    ----------
        Net decrease.............    (169,019)     (137,446)      (51,675)    $(40,054)      (117,686)    $(102,199)
                                                 ===========                  =========                   ==========
   Shares outstanding:
        Beginning of period......   1,346,814                   1,398,489                   1,516,175
                                    ---------                   ---------                   ---------

        End of period............   1,177,795                   1,346,814                   1,398,489
                                    =========                   =========                   =========

3. Purchases and sales of securities

   During the six months ended December 31, 1997, purchases and proceeds from sales of investment securities aggregated $308,225 and $771,181, respectively.

   Unrealized appreciation of investments aggregated $121,242 of which $159,242 related to gross unrealized appreciation in which market value exceeded tax cost and $38,000 related to gross unrealized depreciation in which tax cost exceeded market value.

4. Investment advisory fee and transactions with affiliates
   Steadman Security Corporation (SSC), the affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement, SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such service was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

   Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.
================================================================================

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                         STEADMAN AMERICAN INDUSTRY FUND


5.   Expiration of Shareholder States Redemption Restriction
     In 1993 the Fund entered into a Settlement Agreement with approximately 47 states (the "Shareholder States") with respect to the recovery of shares and distributions owned by persons who had allegedly abandoned these properties. The Settlement Agreement provides among other things, that the Shareholder States will not request redemption of their shares until February 14, 1998. In July 1997, the Fund agreed to remove this restriction and allow Shareholder States to redeem shares upon request.

6.   Proposed Merger
     During 1997, management proposed a merger of Steadman American Industry Fund, Steadman Investment Fund, and Steadman Technology and Growth Fund with and into the Steadman Associated Fund, which will operate as an open-end investment company whose name has changed to Steadman Security Trust (SST). In connection with the merger, SST has amended its investment objective to primarily seek current income and secondarily to maximize total return. The costs associated with the proposed merger are allocated to all the funds based on the respective net asset values of the funds. The proposed merger requires approval by the shareholders and proxies are currently being solicited.


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                         This Page Intentionally Blank


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

STEADMAN AMERICAN
INDUSTRY FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C.  20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Steadman American Industry Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area



                                   STEADMAN
                                   AMERICAN
                                   INDUSTRY
                                     FUND



                                   SEMI-ANNUAL
                                     REPORT
                                December 31, 1997



                         A Steadman NO-LOAD Mutual Fund




[LOGO OF STEADMAN              STEADMAN SECURITY
SECURITY CORPORATION              CORPORATION
APPEARS HERE]
                              Investment Adviser